As filed with the Securities and Exchange Commission on May 8, 2013

Registration No. 33-6486

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 41 ☒

AND/OR

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 42

MUTUAL OF AMERICA INVESTMENT CORPORATION

(Exact name of registrant as specified in charter)

320 Park Avenue New York, New York 10022
(Address of Principal Executive Office)(Zip Code)

Registrant’s telephone number, including area code: (212) 224-1600

John R. Greed, Chairman, President & CEO

Mutual of America Investment Corporation
320 Park Avenue
New York, New York 10022-6839
(Name and address of agent for service)

Copy to:

Scott H. Rothstein

Executive Vice President, Deputy General Counsel and Secretary

Mutual of America Investment Corporation

320 Park Avenue

New York, New York 10022-6839

Approximate date of proposed public offering:

As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective: (check appropriate space)

☒                                 immediately upon filing pursuant to paragraph (b)

☐                                   on May 1, 2013 pursuant to paragraph (b) of Rule 485

☐                                   60 days after filing pursuant to paragraph (a)(1)

☐                                   on May 1, 2013 pursuant to paragraph (a)(1)

☐                                   75 days after filing pursuant to paragraph (a)(2)

☐                                   on May 1, 2013 pursuant to paragraph (a)(2) of Rule 485

Title of Securities Being Registered:
Shares of Funds of Mutual of America Investment Corporation

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this post effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 8th day of May, 2013.

MUTUAL OF AMERICA INVESTMENT CORPORATION

By:	/s/ John R. Greed
Chairman, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on May 8, 2013.

Signatures		Title

/s/ John R. Greed		Director; Chairman, President and Chief Executive Officer
John R. Greed		(Principal Executive Officer)

/s/ George L. Medlin		Executive Vice President, Chief Financial Officer and Treasurer
George L. Medlin		(Principal Financial Officer)

*		Director
Carolyn N. Dolan

*		Director
Kevin M. Kearney

*		Director
LaSalle D. Leffall, III

*
John W. Sibal

*		Director
Margaret M. Smyth

*		Director
Patrick J. Waide, Jr

*
William E. Whiston

* By:	/s/ James J. Roth
Attorney-in-Fact

C-9

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase